Property, Plant and Equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 3,623	€ 3,700
Government grants	199	60
Impair-ments	(846)	(3)
Property, plant and equipment	21,439	22,944	€ 23,714
Business combina-tions	88
Transfers and others	104	(170)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Additions	22	21
Impair-ments	(175)	0
Property, plant and equipment	2,326	2,516	2,641
Business combina-tions	15
Transfers and others	116	145
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,041	1,123
Impair-ments	(642)	0
Property, plant and equipment	16,521	17,947	18,165
Business combina-tions	70
Transfers and others	2,263	2,399
Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Additions	81	136
Impair-ments	(24)	0
Property, plant and equipment	605	618	€ 576
Transfers and others	146	112
Colombia Telecomunicaciones S.A. ESP BIC And Colombia Móvil S.A. ESP
Disclosure of detailed information about property, plant and equipment [line items]
Business combina-tions	88
Telefónica Spain
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,052	1,092
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Additions	706	747
Telefónica Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,085	1,130
Telefónica Hispam
Disclosure of detailed information about property, plant and equipment [line items]
Additions	676	586
Telefónica Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	734	889
Telefónica Argentina | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Impair-ments	(175)
Telefónica Argentina | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Impair-ments	(642)
Telefónica Argentina | Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Impair-ments	(21)
Fiber optic assets in Peru
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others	€ 118	€ (163)